Subsequent Events (Details) - USD ($)													1 Months Ended								9 Months Ended	12 Months Ended
	Oct. 14, 2021	Oct. 08, 2021	Oct. 05, 2021	Oct. 01, 2021	Apr. 14, 2021	Mar. 10, 2021	Feb. 28, 2021	Feb. 17, 2021	Feb. 10, 2021	Feb. 03, 2021	Feb. 02, 2021	Jan. 14, 2021	Dec. 29, 2021	Aug. 31, 2021	Aug. 19, 2021	May 31, 2021	Mar. 22, 2021	Mar. 21, 2021	Mar. 16, 2021	Feb. 17, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Oct. 31, 2021	Jun. 03, 2021	May 27, 2021	Mar. 26, 2021	Mar. 24, 2021	Mar. 18, 2021	Mar. 09, 2021	Oct. 31, 2019	Aug. 31, 2019
Subsequent Events (Details) [Line Items]
Common stock issued																					59,208,801	7,867,186	3,850,105							197,798	149,500	175,765
Exercise price per share (in Dollars per share)																					$ 9.5
Subsequent event, description								The Company’s By-laws required a quorum of at least 25%, instead of the 33⅓% threshold required for a domestic issuer by the Quorum Rule.
Granted shares																							100,000
Sale of shares														2,488,530		11,000,000
Issue price (in Dollars per share)																$ 1.375					$ 8.5
Preferred stock issued																					1,000	9,355,778	8,443,778
Exchange agreement common shares																					22,600,000
Common stock valued (in Dollars)																					$ 425,860,000	$ 192,406,000	$ 186,161,000
Additional loan (in Dollars)																					2,500,000
Principal amount (in Dollars)																					$ 12,500,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Common stock issued	1,500,000
Warrants term				3 years
Exercise price per share (in Dollars per share)				$ 6
Written notice to sphere term			180 days
Price per share (in Dollars)	$ 4
Preferred stock convertible, description	the Company and Filecoiner, Inc. (“Filecoiner”) entered into an acquisition agreement under which Sphere’s wholly-owned subsidiary HVE sold the assets, including intellectual property, associated with Sphere’s Snap product line to Filecoiner, in exchange for 1,000 shares of Series B preferred stock of Filecoiner (“Filecoiner Series B Preferred Stock”) with an aggregate stated value equal to $8.0 million. The preferred shares have a liquidation preference of $1,000 per share, do not accrue dividends nor have voting rights. Filecoiner will use 1.5% of its annual gross revenue to redeem any outstanding shares of Filecoiner Series B Preferred Stock. This amount will be paid to the holder of the Filecoiner Series B Preferred Stock within 15 days of the completion of Filecoiner’s audited financial statements During any 12-calendar month period, 25% of the shares of Series B Preferred Stock shall be convertible at the option of the holder thereof at any time into a number of shares of common stock determined by dividing (i) the original issue price by (ii) the conversion price then in effect. The initial conversion price for the Series B Preferred Stock shall be equal to $8.00 per share.
Agreement description			On October 5, 2021, the Company entered into s Sub-License and Delegation Agreement (“Hosting Sub-Lease”) by and between Gryphon and the Company, which assigned to the Company certain Master Services Agreement, dated as of September 12, 2021 (the “MSA”), by and between Core Scientific, and Gryphon and Master Services Agreement Order #2 (“Order 2”). The agreement allows for approximately 230 MW of carbon neutral bitcoin mining hosting capacity to be managed by Core Scientific as hosting partner. The agreement features the installation of digital asset miners at Core Scientific’s net carbon neutral blockchain data centers over the course of 14 months. As part of the agreement, Core Scientific will provide digital mining fleet management and monitoring solution, Minder™, data analytics, alerting, monitoring, and miner management services. On October 8, 2021, the Company paid $16.3 million to Gryphon for Order 2. The remaining commitment of $35.0 million is to be paid over the next 14 months.
Preferred stock convertible, description			On October 5, 2021, the Company issued 579,500 common shares for the exercise of certain outstanding warrants and received proceeds of $533,000.On October 5, 2021, the holder of the Company’s Series G Preferred Shares converted 1,000 Series G shares for 363,636 common shares. There are no Series G Preferred Shares outstanding following this conversion.
Gryphon Digital Mining, Inc. [Member]
Subsequent Events (Details) [Line Items]
Shares converted																					5,370,977
Common stock issued																					13,697,777	9,550,000
Subsequent event, description															On October 8, 2021, the Company entered into a Sub-License and Delegation Agreement (“SL&DA”) with Sphere 3D, whereby the Company (i) exclusively sub-licensed to Sphere its rights to access and use the Company Facility pursuant to Order 2 and (ii) delegated to Sphere all of its obligations to make payments to Core pursuant to Order 2.						Company made the scheduled payments under the bitcoin mining equipment agreement, for October, November and December 2021, of $3,303,000, $3,091,000 and $3,134,000, respectively. Also, in October, November and December 2021, the Company received 600, 600 and 800, respectively, bitcoin mining machines.
Total number of common stock																					100,000,000	100,000,000
Total number of preferred stock																					13,000,000	13,000,000
Installments shares																									46,486
Number of undesignated preferred stoc																					13,000,000
Issue price (in Dollars per share)																			$ 2.4
Preferred stock issued																						0				248,831
Common stock valued (in Dollars)																					$ 2,000	$ 1,000
Gryphon Digital Mining, Inc. [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Common stock issued																												5,011,772
Issued of common shares		111,111
Subsequent event, description					the Company entered into an agreement to purchase bitcoin mining equipment (“Purchase Agreement”). The Purchase Agreement is for the purchase of approximately $51,000,000 for 7,200 machines, which will be delivered 600 machines each month starting in August 2021 through July of 2022. On the execution of the Purchase Agreement, the Company made a payment of $12,000,000 with schedule payments,				the Company entered into an agreement with an entity to serve as advisor to the Company for a period of two years. As compensation for the services, the individual was granted 62,340 shares of the Company’s common stock to vest monthly over a period of 24 months. In addition to the stock grant, the advisor shall be granted a percentage of gross revenues for any business partnership brought to the Company by the advisor. The Commission percentage shall be 5% for year one gross revenues and 3% for year two gross revenues, after which no further commissions shall be owed. Where Company is raising equity offering a utility token and has an opinion letter from an AmLaw100 firm or SEC no action letter confirming this; or where Advisors team may act as Tier 1 or Tier 2 finders under guidance, advisor or it’s team may obtain referral-based cash compensation for funds raised through its network equal to 5% of funds raised. Should the total equity raised via advisor’s network exceed $5,000,000, advisor will be entitled to a success fee equal to 2% of the Company’s total equity. Should the total equity raised via advisor’s network exceed $10,000,000, advisor will be entitled to an additional success fee equal to 3% of the Company’s total equity, bringing the total success fee to 5% of the Company’s total equity.		shareholders owning 9,550,000 shares agreed to contribute an additional $0.002 per share for a total additional capital contribution of approximately $19,000. The Company agreed to issue an additional 2,757,500 shares of the Company’s common stock, to individuals considered to be key to the creation of the future business plan and operation of the Company. In addition, the Company agreed to issue 134,924 shares of the Company’s common stock to unrelated third parties for cash of $540.
Total number of common stock											100,000,000
Common stock per value (in Dollars per share)											$ 0.0001
Total number of preferred stock											1,000,000																	6,000,000
Preferred stock per value (in Dollars per share)											$ 0.0001																	$ 0.0001
Original shareholder transferred											1,000,000
Granted shares						92,000												75,000
Sale of shares																			5,913,510
Common stock per share (in Dollars per share)																			$ 2.4
Total proceed (in Dollars)																			$ 14,192,000
Convertible preferred equity securities																													50,000,000
Installments shares																		18,750
Designation preferred stock																	6,000,000
Issue price (in Dollars per share)																												$ 2.4
Preferred stock issued																												5,011,772
Exchange agreement common shares																											5,005,469
Exchange agreement preferred shares																											5,005,469
Prepayments (in Dollars)		$ 16,308,665
Common stock valued (in Dollars)																								$ 1,500,000
Westworld [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Warrants purchased				850,000
PPP Funds [Member]
Subsequent Events (Details) [Line Items]
Funds amount (in Dollars)										$ 447,400
Fixed annual rate										1.00%
RSA Grants [Member]
Subsequent Events (Details) [Line Items]
Issued of common shares							101,880
Common shares value (in Dollars)							$ 279,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Master services agreement description													Sphere 3D and Gryphon agreed to extend the initial term of the Sphere 3D MSA from three to four years, or to five years in the event Sphere 3D does not receive delivery of a specified minimum number of Bitcoin mining machines during 2022.
Merger agreement description													Sphere 3D in the Merger from approximately 111,000,000 to approximately 122,000,000, with an effective exchange ratio of approximately 5.31.
Private placement description																					Company completed a private placement offering of 111,111 units at a price per unit of $13.50 for an aggregate amount of approximately $1,500,000, each unit consisting of one share of the Company’s common stock and one warrant (“Purchase Warrants”) to purchase one share of the Company’s common stock. The Purchase Warrants will entitle the holder, for a period of three years from the Closing Date, to purchase one share of the Company’s common stock, or its successor, at an exercise price equal to $0.01 per share, subject to equitable adjustment for any stock splits, stock dividends or reorganization transactions having a similar effect. The Purchase Warrants will only be exercisable for cash. The Company may force the exercise of the Purchase Warrants if, at any time following the one year anniversary of the Closing Date, (i) the Company is listed on a national securities exchange or international equivalent as determined by Company’s board of directors, (ii) the underlying common stock is registered or the investors otherwise have the ability to trade the common stock without restriction, (iii) the 30-day volume-weighted daily average price of the common stock exceeds 200% of the exercise price, as adjusted and (iv) the average daily trading volume is at least 250,000 shares of common stock during such 30-day period.
Consulting Agreement [Member] | Gryphon Digital Mining, Inc. [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Subsequent event, description												the Company entered into a consulting agreement (“Consulting Agreement”) with Chang Advisory Inc. for Robby Chang (“Consultant”), to serve as the Company’s Chief Executive Officer and as a member of the Board of Directors. The Consulting agreement will continue until terminated by either the Consultant or The Company. The Consultant will be paid $175,000 (Canadian dollars) per year and shall increase to approximately $300,000 (Canadian dollars) upon the closing of either i) an equity financing totaling at least $5,000,000 (Canadian dollars); or (ii) a debt and equity financing totaling at least $10,000,000 (Canadian dollars) (either (i) or (ii) being a “Qualifying Financing”). If a Qualifying Financing occurs within 90 days from the Effective Date, then the invoicing exception for the first ninety days shall no longer apply and the Consultant shall be entitled to immediately invoice for all completed 30 day periods up to the date of the Qualifying Financing.The Compensation Committee shall review Consultant’s Annual Fee not less frequently than on each December 31st during the Engagement Term. Consultant will be eligible for periodic increases in the Annual Fee under the Company’s normal policies and procedures for executive salary increases which currently provides for annual reviews of executive salaries. Consultant’s Annual Fee for any year may not be reduced below the Consultant’s Annual Fee for the prior year without the written consent of both Consultant and the Company.
Series H Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Common shares outstanding increased rate				9.99%
Shares converted				1,000
Common stock issued				1,000
Series H Preferred Stock [Member] | Hertford [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Issued of common shares				96,000
Series H Preferred Stock [Member] | BitFuFu [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Deposit amount (in Dollars)				$ 85,000,000
Series H Preferred Stock [Member] | Majestic Dragon agreement [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Issued of common shares				2,880,000
Fair value fee (in Dollars)				$ 17,200,000
Minimum [Member] | Gryphon Digital Mining, Inc. [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Construction cost percentage																				25.00%
Number of undesignated preferred stoc																												1,000,000
Maximum [Member] | Gryphon Digital Mining, Inc. [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Construction cost percentage																				75.00%
Number of undesignated preferred stoc																												20,000,000